Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2023
Recoverable Taxes [abstract]
Schedule of Recoverable Taxes

	2023	2022

Withholding income tax on finance income(a)	101,579	87,701
Income tax and social contribution(b)	9,584	9,872
Others withholding income tax	19,710	36,212
Contributions over revenue	544	3,410
Other taxes	14,922	13,761
	146,339	150,956

(a)Refers to income taxes withheld on financial income which will be offset against future income tax payable.